19. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
NOTE 19 - Subsequent Events

Completed Financings with Net Proceeds of $31,250,466

On April 29, 2014, the Company closed the initial round of a private placement in the aggregate sum of $11,106,000 of a private placement resulting in $9,222,900 of net proceeds after payment of fees, expenses and certain accounts payable. On May 6, 2014, the Company closed the second round of this private placement in the aggregate sum of $13,672,500 resulting in $12,305,250 of net proceeds after payment of fees and certain accounts payable. On May 21, 2014, the Company closed the third round of this private placement in the aggregate sum of $3,489,240 resulting in $3,140,316 of net proceeds after payment of fees. On June 13, 2014, the Company closed the fourth round of this private placement in the aggregate sum of $7,115,000 resulting in $6,403,000 of net proceeds after payment of fees. On July 10, 2014, the Company closed a fifth round of this private placement in the aggregate sum of $200,000 resulting in $179,500 of net proceeds after payment of fees. However, given the Company’s plans to grow its existing businesses and potentially pursue acquisitions, this funding may not be sufficient and the Company may need to raise additional capital in the future to fully implement its business plan. The following is a summary of these five rounds of financing (amounts presented in thousands (000s) except per share amounts):

	First Round April 29, 2014		Second Round May 6, 2014		Third Round May 21, 2014		Fourth Round June 13, 2014		Fifth Round July 10, 2014		Total
Shares sold	2,777		3,418		872		1,779		50		8,896
Price per share	$4.00		$4.00		$4.00		$4.00		$4.00		$4.00
Gross Proceeds	$11,106		$13,673		$3,489		$7,115		$200		$35,583
Fees, expenses and payment of certain accounts payable	(1,883)		(1,367)		(349)		(712)		(21)		(4,332)
Net proceeds	$9,223		$12,305		$3,140		$6,403		$180		$31,250

Warrants issued	1,110.60	(a)	1,367.25	(b)	348.92	(c)	711.50	(d)	20	(e)	3,558
Strike price of warrants	$4.80		$4.80		$4.80		$4.80		$4.80		$4.80

(a)	Includes warrants to purchase 832,950 shares of common stock issued with the financing and warrants to purchase 277,650 shares of common stock issued to the placement agent.
(b)	Includes warrants to purchase 1,025,438 shares of common stock issued with the financing and warrants to purchase 341,813 shares of common stock issued to the placement agent.
(c)	Includes warrants to purchase 261,693 shares of common stock issued with the financing and warrants to purchase 87,231 shares of common stock issued to the placement agent.
(d)	Includes warrants to purchase 533,625 shares of common stock issued with the financing and warrants to purchase 177,875 shares of common stock issued to the placement agent.
(e)	Includes warrants to purchase 15,000 shares of common stock issued with the financing and warrants to purchase 5,000 shares of common stock issued to the placement agent.

The purchasers of Common Stock received warrants to purchase three shares of Common Stock for every ten shares of Common Stock such Investors purchased in the Private Placement at a strike price of $4.80. The purchase price of each share of Common Stock was $4.00, which was minimum price under the terms of the Private Placement and approximated the volume weighted average market price for ten days prior to the close.

The following pro forma financial information has been prepared as if the above financings had occurred on March 31, 2014. The information in these pro forma financials for RestorGenex has been derived from the unaudited balance sheets as of March 31, 2014 and the information presented above on the financings.

RestorGenex Corporation

Pro Forma Balance Sheets

March 31, 2014

	March 31, 2014 (a)
		Pro Forma		Pro Forma
	As Reported	Adjustments		Adjusted
ASSETS

Current assets
Cash and equivalents	$222,071	31,250,466	(b)	$31,472,537
Prepaid expenses and deposits	2,455,881	–		2,455,881
Total current assets	2,677,952	31,250,466		33,928,418

Property and equipment, net	81,563	–		81,563
Intangible assets	9,725,258	–		9,725,258
Goodwill	13,962,880	–		13,962,880
Total assets	$26,447,653	$31,250,466		$57,698,119

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Accounts payable	$1,601,721	$–		$1,601,721
Deferred salary	838,476	–		838,476
Accrued interest	633,961	–		633,961
Other accrued expenses and liabilities	1,829,119	–		1,829,119
Payable to officer and former officer	156,358	–		156,358
Rent liability for facilities no longer occupied	1,121,495	–		1,121,495
Notes payable	2,932,002	–		2,932,002
Obligation to issue stock for transfer of liabilities	1,581,641	–		1,581,641
Total current liabilities	10,694,773	–		10,694,773

Long-term liability - deferred taxes on acquisition	3,538,051	–		3,538,051

Commitments and contingencies

Shareholders' equity
Series C 10% Preferred Stock, $0.001 par value: 1,000,000 shares authorized, 0 shares issued and outstanding	–	–		–
Series D 10% Preferred Stock, $0.001 par value: 500,000 shares authorized, 0 shares issued and outstanding	–	–		–
Series E 5% Preferred Stock, $0.001 par value: 10,000 shares authorized; 0 shares issued and outstanding	–	–		–
Common stock, $0.001 par value: 1,000,000,000 shares authorized; 8,683,785 shares issued and outstanding	8,684	8,896	(c)	17,580
Additional paid-in capital	74,670,219	31,241,570	(d)	105,911,789
Accumulated deficit	(62,464,074)	–		(62,464,074)
Total shareholders' equity	12,214,829	31,250,466		43,465,295
Total liabilities and shareholders' equity	$26,447,653	$31,250,466		$57,698,119

(a)	Assumes the financings occurred on March 31, 2014
(b)	Net cash proceeds to the Company from financings
(c)	Value of 8,895,685 shares sold in the financings at a par value of $0.001
(d)	Difference between net cash proceeds and value of shares sold

Issuance of Note

In April 2014, the Company agreed to issue to our law firm a non-interest bearing convertible note in the aggregate principal amount of $875,000 (the “Note”) as payment in full for the amounts owed to them at that time, contingent on the Company successfully concluding a Cash Proceeds Event, including the $467,200 note that was issued on July 1, 2012. The Note was due in full on March 31, 2015. Based on the terms of the Note, on May 6, 2014 the Company repaid the note in full upon the receipt of the $21,528,150 in funding mentioned above. As part of this settlement, the Company also agreed to issue to the holder of the Note 53,457 shares of the Company’s Common Stock sold in the Offering. The holder will be entitled to the same registration and other rights with respect to such securities as are granted to the purchasers of securities in the Offering.

Settlement of Amounts Owed

After March 31, 2014, the Company has reached a number of settlements with vendors, former directors and employees whereby $875,000 of liabilities were settled for $225,000 in cash and the issuance of 160,000 shares of common stock valued at $870,000 at the market price on the date of the settlement for total consideration of $1,095,000, resulting in a loss on settling these liabilities of $220,000. The Company is currently in negotiations with other vendors, former directors and employees to reduce the amounts owed to them and use a combination of stock and cash to settle these reduced amounts, but there can be no assurance that the Company will be successful in doing so, or that such settlements will amount to a material reduction in the amounts owed to these vendors, former directors and employees, or that these negotiations will not result in further losses.

Reverse Split and Name Change

On March 7, 2014, the Company effected a reverse stock split of 1 to 100 with respect to its Common Stock and the Company changed its corporate name from Stratus Media Group, Inc. to RestorGenex Corporation, a biopharmaceutical company. All stock numbers herein are post reverse split.

Issuance of Note and Settlement of Amounts Owed (Unaudited)

In April 2014, the Company agreed to issue to our law firm a non-interest bearing convertible note in the aggregate principal amount of $875,000 (the “Note”) as payment in full for the amounts owed to them at that time, contingent on the Company successfully concluding a Cash Proceeds Event, including the $467,200 note that was issued on July 1, 2012. The Note is due in full on March 31, 2015, provided that the Company is required to prepay (i) $1.00 in principal amount of the Note for each $15.00 raised by the Company in all Cash Proceeds Events (as defined in the Note), up to the first $7.5 million raised, for total repayments of up to $500,000; (b) an additional $100,000 in principal amount of the Note when the cumulative amounts so raised in all Cash Proceeds Events equal $10.0 million; and (c) the balance due under the Note when the cumulative amounts so raised in all Cash Proceeds Events equal $12.5 million. The Note also provides that the holder may, at its option, convert all or any portion of the outstanding balance thereunder into the securities issued and sold in certain securities offerings by the Company, including the offering currently underway by the Company (the “Offering”). In connection with the issuance of the Note, the Company also agreed to issue to the holder of the Note, for no additional consideration, $213,827 worth of the Company’s securities sold in the Offering (valued at the offering price of the securities) upon the closing of the Offering. The holder will be entitled to the same registration and other rights with respect to such securities as are granted to the purchasers of securities in the Offering. In the event that the Company does not repay at least $500,000 principal amount of the Note by July 1, 2014, the Note will be deemed to be in default and will automatically convert into a non-convertible note in the principal amount of $1,188,827, which note will bear interest at the annual rate of 10% and be due and payable upon demand.

The Company is currently in negotiations with other vendors, former directors and employees to reduce the amounts owed to them and use a combination of stock and cash to settle these reduced amounts, but there can be no assurance that the Company will be successful in doing so or that such settlements will amount to a material reduction in the amounts owed to these vendors, former directors and employees.

Acquisitions

On March 28, 2014, the Company acquired Paloma Pharmaceuticals, Inc. (“Paloma”) for consideration of 2,500,000 shares of common stock and VasculoMedics, Inc. (“VasculoMedics”) for consideration of 220,000 shares of common stock. In connection with the acquisition of Paloma, the Company agreed to assume three promissory notes which have been extended to a maturity date of March 28, 2015. The notes have a current balance (principal and interest) of approximately $1,132,000.

20(b).     Subsequent Event (Unaudited)

Completed Financings with Net Proceeds of $31,250,466

On April 29, 2014, the Company closed the initial round of a private placement in the aggregate sum of $11,106,000 of a private placement resulting in $9,222,900 of net proceeds after payment of fees, expenses and certain accounts payable. On May 6, 2014, the Company closed the second round of this private placement in the aggregate sum of $13,672,500 resulting in $12,305,250 of net proceeds after payment of fees and certain accounts payable. On May 21, 2014, the Company closed the third round of this private placement in the aggregate sum of $3,489,240 resulting in $3,140,316 of net proceeds after payment of fees. On June 13, 2014, the Company closed the fourth round of this private placement in the aggregate sum of $7,115,000 resulting in $6,403,000 of net proceeds after payment of fees. On July 10, 2014, the Company closed a fifth round of this private placement in the aggregate sum of $200,000 resulting in $179,500 of net proceeds after payment of fees. However, given the Company’s plans to grow its existing businesses and potentially pursue acquisitions, this funding may not be sufficient and the Company may need to raise additional capital in the future to fully implement its business plan. The following is a summary of these five rounds of financing (amounts presented in thousands (000s) except per share amounts):

	First Round April 29, 2014		Second Round May 6, 2014		Third Round May 21, 2014		Fourth Round June 13, 2014		Fifth Round July 10, 2014		Total
Shares sold	2,777		3,418		872		1,779		50		8,896
Price per share	$4.00		$4.00		$4.00		$4.00		$4.00		$4.00
Gross Proceeds	$11,106		$13,673		$3,489		$7,115		$200		$35,583
Fees, expenses and payment of certain accounts payable	(1,883)		(1,367)		(349)		(712)		(21)		(4,332)
Net proceeds	$9,223		$12,305		$3,140		$6,403		$180		$31,250

Warrants issued	1,110.60	(a)	1,367.25	(b)	348.92	(c)	711.50	(d)	20	(e)	3,558
Strike price of warrants	$4.80		$4.80		$4.80		$4.80		$4.80		$4.80

(a)	Includes warrants to purchase 832,950 shares of common stock issued with the financing and warrants to purchase 277,650 shares of common stock issued to the placement agent.
(b)	Includes warrants to purchase 1,025,438 shares of common stock issued with the financing and warrants to purchase 341,813 shares of common stock issued to the placement agent.
(c)	Includes warrants to purchase 261,693 shares of common stock issued with the financing and warrants to purchase 87,231 shares of common stock issued to the placement agent.
(d)	Includes warrants to purchase 533,625 shares of common stock issued with the financing and warrants to purchase 177,875 shares of common stock issued to the placement agent.
(e)	Includes warrants to purchase 15,000 shares of common stock issued with the financing and warrants to purchase 5,000 shares of common stock issued to the placement agent.

The purchasers of Common Stock received warrants to purchase three shares of Common Stock for every ten shares of Common Stock such Investors purchased in the Private Placement at a strike price of $4.80. The purchase price of each share of Common Stock was $4.00, which was minimum price under the terms of the Private Placement and approximated the volume weighted average market price for ten days prior to the close.

RESTORGENEX CORPORATION

CONSOLIDATED BALANCE SHEETS

	March 31,	December 31,
	2014	2013
	(Unaudited)
ASSETS

Current assets
Cash and equivalents	$222,071	$254,964
Prepaid expenses and deposits	2,455,881	2,743,319
Total current assets	2,677,952	2,998,283

Property and equipment, net	81,563	11,262
Intangible assets	9,725,258	7,691,682
Goodwill	13,962,880	7,642,825
Total assets	$26,447,653	$18,344,052

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Accounts payable	$1,601,721	$1,520,206
Deferred salary	838,476	571,328
Accrued interest	633,961	89,472
Other accrued expenses and liabilities	1,829,119	1,697,714
Payable to officer	156,358	156,358
Rent liability for facilities no longer occupied	1,121,495	1,121,495
Notes payable	2,932,002	1,867,002
Obligation to issue stock for transfer of liabilities	1,581,641	1,854,743
Total current liabilities	10,694,773	8,878,318

Long-term liability - deferred taxes on acquisition	3,538,051	3,000,576

Commitments and contingencies

Shareholders' equity
Series C 10% Preferred Stock, $0.001 par value: 1,000,000 shares authorized, 0 and 0 shares issued and outstanding	–	–
Series D 10% Preferred Stock, $0.001 par value: 500,000 shares authorized, 0 and 0 shares issued and outstanding	–	–
Series E 5% Preferred Stock, $0.001 par value: 10,000 shares authorized; 0 and 0 shares issued and outstanding	–	–
Common stock, $0.001 par value: 1,000,000,000 shares authorized; 8,683,785 and 5,813,785 shares issued and outstanding	8,684	5,814
Additional paid-in capital	74,670,219	67,390,493
Accumulated deficit	(62,464,074)	(60,937,550)
Total RestorGenex shareholders' equity	12,214,829	6,458,757
Non-controlling interest equity	–	6,401
Total shareholders' equity	12,214,829	6,465,158
Total liabilities and shareholders' equity	$26,447,653	$18,344,052

See accompanying Notes to Financial Statements.

RESTORGENEX CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS

(UNAUDITED)

	Three Months Ended March 31,
	2014	2013

Revenues	$–	$–
Cost of revenues	–	–
Gross margin	–	–

Operating expenses
General and administrative	611,845	624,674
Warrants, options and stock compensation	149,885	1,316,148
Legal and professional services	131,686	143,103
Depreciation and amortization	478,104	8,687
Total operating expenses	1,371,520	2,092,612

Loss from operations	(1,371,520)	(2,092,612)

Other (income)/expenses
Loss on adjustments to fair value of derivative liability	–	236,850
Other income	(49,639)	(2,564)
Interest expense	58,294	22,971
Total other expenses	8,655	257,257
Net loss from continuing operations	(1,380,175)	(2,349,869)

Net loss from discontinued operations	–	(126,911)
Net loss	(1,380,175)	(2,476,780)

Preferred dividends	–	124,375
Net loss attributable to holders of RestorGenex Corporation common stock	$(1,380,175)	$(2,601,155)

Basic and diluted loss per share for continuing operations	$(0.23)	$(2.77)
Basic and diluted loss per share for discontinued operations	–	(0.14)
Total basic and diluted loss per share	$(0.23)	$(2.91)

Basic weighted average shares outstanding	5,934,474	892,534
Fully-diluted weighted average shares outstanding	5,934,474	1,207,534

See accompanying Notes to Financial Statements.

RESTORGENEX CORPORATION

CONSOLIDATED STATEMENTS OF CASH FLOWS

(UNAUDITED)

	Three Months Ended March 31,
	2014	2013

Cash flows from operating activities:
Net loss from continuing operations	$(1,380,175)	$(2,349,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	478,104	8,687
Gain on adjustments to fair value of derivative liability	–	236,850
Warrants, options and stock	149,885	1,323,098
Stock issued for services	–	130,000
Increase / (decrease) in:
Prepaid expenses and deposits	–	(36,100)
Accounts payable	81,515	(17,672)
Deferred salary	267,148	181,555
Accrued interest	58,294	22,975
Other accrued expenses and liabilities	(87,664)	194,293
Net cash used in operating activities	(432,893)	(306,183)

Cash flows from financing activities:
Proceeds from notes payable	400,000	200,000
Net cash provided by financing activities	400,000	200,000

Decrease in cash and equivalents from continuing operations	(32,893)	(106,183)

Decrease in cash and equivalents from discontinued operations	–	(94,475)
Total decrease in cash and equivalents	(32,893)	(200,658)

Cash and equivalents, beginning of period	254,964	312,093

Cash and equivalents, end of period	$222,071	$111,435

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$–	$–
Cash paid during the period for income taxes	$–	$–

See accompanying Notes to Financial Statements.